Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 25,523,541	¥ 30,718,631
Available-for-sale debt securities, Gross unrealized gains	50,020	36,004
Available-for-sale debt securities, Gross unrealized losses	362,062	341,467
Available-for-sale debt securities, Fair value	25,211,499	30,413,168
Held-to-maturity debt securities, Amortized cost	23,845,332	23,272,185
Held-to-maturity debt securities, Gross unrealized gains	36,281	15,277
Held-to-maturity debt securities, Gross unrealized losses	668,605	640,469
Held-to-maturity debt securities, fair value	23,213,008	22,646,993
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	17,310,018	22,314,148
Available-for-sale debt securities, Gross unrealized gains	1,137	2,326
Available-for-sale debt securities, Gross unrealized losses	281,488	232,617
Available-for-sale debt securities, Fair value	17,029,667	22,083,857
Held-to-maturity debt securities, Amortized cost	14,429,441	14,354,434
Held-to-maturity debt securities, Gross unrealized gains	0	4
Held-to-maturity debt securities, Gross unrealized losses	452,027	395,239
Held-to-maturity debt securities, fair value	13,977,414	13,959,199
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	215,360	319,774
Available-for-sale debt securities, Gross unrealized gains	2	3
Available-for-sale debt securities, Gross unrealized losses	8,725	9,779
Available-for-sale debt securities, Fair value	206,637	309,998
Held-to-maturity debt securities, Amortized cost	2,700,544	2,545,627
Held-to-maturity debt securities, Gross unrealized gains	0	0
Held-to-maturity debt securities, Gross unrealized losses	101,255	93,141
Held-to-maturity debt securities, fair value	2,599,289	2,452,486
Foreign government and official institution bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	4,203,012	4,149,418
Available-for-sale debt securities, Gross unrealized gains	24,194	11,679
Available-for-sale debt securities, Gross unrealized losses	56,235	82,628
Available-for-sale debt securities, Fair value	4,170,971	4,078,469
Corporate bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	897,787	905,194
Available-for-sale debt securities, Gross unrealized gains	10,218	10,213
Available-for-sale debt securities, Gross unrealized losses	11,396	11,524
Available-for-sale debt securities, Fair value	896,609	903,883
Held-to-maturity debt securities, Amortized cost	239,104	214,949
Held-to-maturity debt securities, Gross unrealized gains	0	0
Held-to-maturity debt securities, Gross unrealized losses	3,764	3,602
Held-to-maturity debt securities, fair value	235,340	211,347
Residential mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,066,533	1,121,879
Available-for-sale debt securities, Gross unrealized gains	751	583
Available-for-sale debt securities, Gross unrealized losses	174	211
Available-for-sale debt securities, Fair value	1,067,110	1,122,251
Held-to-maturity debt securities, Amortized cost	4,535,817	4,690,277
Held-to-maturity debt securities, Gross unrealized gains	29,607	10,826
Held-to-maturity debt securities, Gross unrealized losses	110,434	148,066
Held-to-maturity debt securities, fair value	4,454,990	4,553,037
Asset-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,391,937	1,405,859
Available-for-sale debt securities, Gross unrealized gains	9,741	7,491
Available-for-sale debt securities, Gross unrealized losses	1,637	1,199
Available-for-sale debt securities, Fair value	1,400,041	1,412,151
Held-to-maturity debt securities, Amortized cost	1,940,426	1,466,898
Held-to-maturity debt securities, Gross unrealized gains	6,674	4,447
Held-to-maturity debt securities, Gross unrealized losses	1,125	421
Held-to-maturity debt securities, fair value	1,945,975	1,470,924
Other debt securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	438,894	502,359
Available-for-sale debt securities, Gross unrealized gains	3,977	3,709
Available-for-sale debt securities, Gross unrealized losses	2,407	3,509
Available-for-sale debt securities, Fair value	¥ 440,464	¥ 502,559